SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2025
SUBSEQUENT EVENTS
Schedule of notes issuance and use of funds

		Amount
		involved	Issuance	Maturity					Interest
Series	Currency	(in millions)	date	date	Amortization			Interest rate	payment date
					In two installments of:
27	US$	600	01/2026	01/2036	-	50%	01/2035	Annual fixed rate of 8.50%	Semiannually
					-	50%	01/2036
28	US$	81	03/2026	03/2029	In one installment			Annual fixed rate of 6.50%	Semiannually
					at maturity date